PENSION COSTS	12 Months Ended
Dec. 31, 2020
PENSION COSTS
NOTE 9 - PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-times employees in Hong Kong. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. During the years ended December 31, 2020 and 2019, $280 and $0 contributions were made accordingly.